[US BANCORP LOGO]


U.S. Bancorp Center                                        KATHLEEN L. PRUDHOMME
800 Nicollet Mall                                         DEPUTY GENERAL COUNSEL
BC-MN-H21C                                           Direct line: (612) 303-3738
Minneapolis, MN 55402                                        Fax: (612) 303-4767




December 2, 2004





VIA EDGAR CORRESPONDENCE


Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

RE:      First American Investment Funds, Inc.
         File Nos. 33-16905 and 811-05309
         Post-Effective Amendment No. 73

Ladies and Gentlemen:

On behalf of First American Investment Funds, Inc. (the "Registrant"), a Maryland corporation, accompanying this letter there is hereby transmitted for filing on Form N-1A, pursuant to the Electronic Data Gathering Analysis and Retrieval System and Rule 485(a) under the Securities Act of 1933, as amended, a post-effective amendment to the registration statement of the Registrant to become effective on January 31, 2005.

This amendment is being filed pursuant to Rule 485(a) because it includes material new disclosures required by Item 6(e) of Form N-1A, relating to frequent purchases and redemptions of fund shares, and Item 11(f) of Form N-1A, relating to disclosure of portfolio holdings. Financial information will be updated by an amendment filed pursuant to Rule 485(b).

If you have any questions about this filing, please call me at 612-303-3738.

Very truly yours,

/s/ Kathleen L. Prudhomme

Kathleen L. Prudhomme
Deputy General Counsel
U.S. Bancorp Asset Management, Inc.